Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT3-0922
1.9898217.102
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 7.2%
AGL Energy Ltd.	199,131	1,172,821
Allkem Ltd. (a)	177,335	1,430,454
BHP Group Ltd.	214,158	5,860,510
Computershare Ltd.	171,510	3,030,064
IGO Ltd.	201,541	1,579,242
Iluka Resources Ltd.	126,862	861,015
Incitec Pivot Ltd.	580,796	1,479,778
Lynas Rare Earths Ltd. (a)	269,854	1,659,424
Macquarie Group Ltd.	90,496	11,581,985
National Australia Bank Ltd.	961,298	20,760,679
Orica Ltd.	80,562	954,840
Origin Energy Ltd.	526,666	2,211,135
Pilbara Minerals Ltd. (a)	774,458	1,527,023
Santos Ltd.	533,998	2,775,925
SEEK Ltd.	105,835	1,714,224
Sierra Rutile Holdings Ltd. (a)	126,862	28,506
Sonic Healthcare Ltd.	143,565	3,457,263
South32 Ltd.	1,388,813	3,785,370
Steadfast Group Ltd.	292,336	1,095,980
Whitehaven Coal Ltd.	83,024	365,545
TOTAL AUSTRALIA		67,331,783
Austria - 0.6%
BAWAG Group AG (b)	20,792	954,996
Erste Group Bank AG	101,535	2,574,187
Verbund AG	20,362	2,237,181
TOTAL AUSTRIA		5,766,364
Bailiwick of Jersey - 3.5%
Ferguson PLC	69,428	8,700,135
Glencore Xstrata PLC	3,271,355	18,541,064
Man Group PLC	440,513	1,460,235
WPP PLC	363,228	3,920,100
TOTAL BAILIWICK OF JERSEY		32,621,534
Belgium - 0.2%
ELIA GROUP SA/NV	10,753	1,629,832
Galapagos NV (a)	14,527	737,014
TOTAL BELGIUM		2,366,846
Bermuda - 0.3%
CK Infrastructure Holdings Ltd.	173,500	1,087,428
Orient Overseas International Ltd.	51,500	1,791,042
TOTAL BERMUDA		2,878,470
Denmark - 5.4%
A.P. Moller - Maersk A/S Series B	2,656	7,251,771
DSV A/S	62,277	10,493,737
Novo Nordisk A/S Series B	255,593	29,769,897
Pandora A/S	28,380	2,094,718
Ringkjoebing Landbobank A/S	8,487	950,820
TOTAL DENMARK		50,560,943
Finland - 1.4%
Fortum Corp.	90,285	1,007,190
Kesko Oyj	81,676	2,013,464
Nordea Bank ABP	997,219	9,804,191
TOTAL FINLAND		12,824,845
France - 15.7%
Aeroports de Paris SA (a)	7,694	1,058,448
Air Liquide SA	105,774	14,542,064
Bollore SA	273,232	1,373,943
Bureau Veritas SA	86,575	2,382,874
Compagnie de St. Gobain	156,701	7,306,944
Dassault Aviation SA	6,991	996,749
EssilorLuxottica SA	62,810	9,786,522
Getlink SE	129,931	2,593,505
Hermes International SCA	10,418	14,204,054
Ipsen SA	11,750	1,186,498
L'Oreal SA	64,962	24,559,367
LVMH Moet Hennessy Louis Vuitton SE	37,324	25,916,099
Pernod Ricard SA	60,299	11,801,876
Publicis Groupe SA	70,489	3,751,100
Remy Cointreau SA	7,036	1,385,014
Remy Cointreau SA rights 9/19/22 (a)(c)	7,036	7,191
Sartorius Stedim Biotech	7,167	2,853,833
Societe Generale Series A	232,808	5,216,390
Teleperformance	17,565	5,857,838
TotalEnergies SE	206,764	10,560,963
TOTAL FRANCE		147,341,272
Germany - 5.6%
Aurubis AG	10,083	723,640
Bayer AG	257,176	15,001,141
Commerzbank AG (a)	229,629	1,567,275
Deutsche Bank AG	618,041	5,385,608
K+S AG	57,236	1,205,645
Mercedes-Benz Group AG (Germany)	235,039	13,861,194
Merck KGaA	19,504	3,714,748
Rheinmetall AG	13,026	2,381,070
RWE AG	202,215	8,304,155
Telefonica Deutschland Holding AG	275,745	731,618
TOTAL GERMANY		52,876,094
Hong Kong - 0.4%
Power Assets Holdings Ltd.	408,500	2,672,196
Sino Land Ltd.	970,000	1,440,808
TOTAL HONG KONG		4,113,004
Ireland - 0.5%
Bank of Ireland Group PLC	275,258	1,570,370
Kingspan Group PLC (Ireland)	46,172	2,973,920
TOTAL IRELAND		4,544,290
Israel - 1.4%
Bank Hapoalim BM (Reg.)	355,687	3,260,582
Bank Leumi le-Israel BM	434,469	4,151,495
Bezeq The Israel Telecommunication Corp. Ltd.	611,966	1,039,342
Icl Group Ltd.	207,849	1,851,542
Israel Discount Bank Ltd. (Class A)	357,699	1,994,144
Nova Ltd. (a)	8,025	824,657
TOTAL ISRAEL		13,121,762
Italy - 1.4%
Banco BPM SpA	453,095	1,166,050
Eni SpA	754,743	9,072,457
FinecoBank SpA	133,150	1,645,279
Interpump Group SpA	19,320	820,644
TOTAL ITALY		12,704,430
Japan - 23.1%
Ajinomoto Co., Inc.	160,600	4,226,347
Asics Corp.	56,800	1,082,238
BayCurrent Consulting, Inc.	4,200	1,314,032
Bridgestone Corp.	181,400	7,075,665
Chugai Pharmaceutical Co. Ltd.	150,300	4,222,349
Dai-ichi Mutual Life Insurance Co.	128,900	2,242,201
Dentsu Group, Inc.	74,200	2,591,923
Ebara Corp.	24,800	971,518
Hitachi Ltd.	82,400	4,171,752
Hitachi Transport System Ltd.	11,300	736,005
IHI Corp.	7,900	208,305
INPEX Corp.	306,900	3,517,621
Isetan Mitsukoshi Holdings Ltd.	118,600	949,517
Itochu Corp.	445,500	12,968,357
JGC Holdings Corp.	77,600	954,357
Kawasaki Kisen Kaisha Ltd.	23,300	1,718,133
Keyence Corp.	12,000	4,756,106
Konami Group Corp.	30,000	1,773,164
Lasertec Corp.	19,300	2,763,183
Marubeni Corp.	519,900	4,836,251
Mitsubishi Corp.	444,300	13,204,276
Mitsubishi Heavy Industries Ltd.	100,900	3,746,666
Mitsubishi Motors Corp. of Japan (a)	205,000	714,281
Mitsui & Co. Ltd.	491,100	10,834,785
Mitsui OSK Lines Ltd.	108,200	2,966,942
NGK Spark Plug Co. Ltd.	51,300	1,004,580
Nikon Corp.	104,100	1,198,873
Nintendo Co. Ltd.	800	357,739
Nippon Telegraph & Telephone Corp.	357,400	10,209,247
Nippon Yusen KK	50,900	3,998,262
Nomura Research Institute Ltd.	118,100	3,548,233
Olympus Corp.	157,500	3,370,842
Ono Pharmaceutical Co. Ltd.	145,400	4,088,491
Open House Group Co. Ltd.	22,300	972,843
ORIX Corp.	357,500	6,371,304
Renesas Electronics Corp. (a)	419,500	3,995,674
SBI Holdings, Inc. Japan	73,300	1,487,070
Screen Holdings Co. Ltd.	14,000	1,013,170
Sega Sammy Holdings, Inc.	52,500	901,600
Seibu Holdings, Inc.	81,300	821,823
SHIMANO, Inc.	24,800	4,142,747
Shin-Etsu Chemical Co. Ltd.	88,600	11,349,153
Shionogi & Co. Ltd.	84,800	4,349,517
Sojitz Corp.	64,400	978,660
Sony Group Corp.	265,800	22,547,270
Sumitomo Corp.	374,200	5,261,236
Tokio Marine Holdings, Inc.	203,300	11,901,169
Tokyo Electric Power Co., Inc. (a)	240,300	945,669
Tokyo Electron Ltd.	47,000	16,177,097
USS Co. Ltd.	66,500	1,304,898
TOTAL JAPAN		216,843,141
Luxembourg - 1.1%
ArcelorMittal SA (Netherlands)	182,286	4,455,494
Eurofins Scientific SA	38,519	2,992,782
SES SA (France) (depositary receipt)	114,668	863,269
Tenaris SA	137,679	1,926,687
TOTAL LUXEMBOURG		10,238,232
Netherlands - 5.7%
ASM International NV (Netherlands)	11,498	3,503,131
ASML Holding NV (Netherlands)	44,085	25,338,224
EXOR NV	33,872	2,366,546
IMCD NV	17,042	2,713,690
OCI NV	27,725	961,735
Stellantis NV (Italy)	195,496	2,781,709
STMicroelectronics NV (Italy)	196,204	7,425,970
Wolters Kluwer NV	78,502	8,504,695
TOTAL NETHERLANDS		53,595,700
New Zealand - 0.1%
Infratil Ltd.	216,498	1,143,158
Norway - 1.9%
Equinor ASA	321,475	12,378,046
Gjensidige Forsikring ASA	53,425	1,113,263
Mowi ASA	90,013	2,069,393
Norsk Hydro ASA	408,346	2,766,640
TOTAL NORWAY		18,327,342
Portugal - 0.2%
Jeronimo Martins SGPS SA	82,800	1,914,234
Singapore - 1.9%
City Developments Ltd.	141,000	792,172
DBS Group Holdings Ltd.	538,000	12,276,272
Keppel Corp. Ltd.	422,328	2,110,029
Singapore Airlines Ltd. (a)	399,300	1,579,691
Suntec (REIT)	652,300	761,879
TOTAL SINGAPORE		17,520,043
Spain - 0.2%
Naturgy Energy Group SA	55,063	1,610,652
Sweden - 3.2%
AddTech AB (B Shares)	77,722	1,323,129
Boliden AB	81,790	2,711,927
Epiroc AB (A Shares)	287,757	5,088,032
Holmen AB (B Shares)	27,703	1,133,778
Investor AB (B Shares)	732,768	13,613,843
Nibe Industrier AB (B Shares)	316,686	3,172,407
Sagax AB	54,122	1,387,907
SSAB AB (A Shares)	244,256	1,174,627
TOTAL SWEDEN		29,605,650
Switzerland - 5.4%
Kuehne & Nagel International AG	15,166	4,066,148
Lindt & Spruengli AG	63	7,254,084
Lonza Group AG	17,867	10,858,698
Nestle SA (Reg. S)	20,496	2,511,319
Sika AG	34,985	8,644,355
Sonova Holding AG	15,868	5,684,707
Straumann Holding AG	22,175	2,999,180
Swiss Life Holding AG	9,428	4,980,195
Swisscom AG	7,590	4,097,013
TOTAL SWITZERLAND		51,095,699
United Kingdom - 13.0%
Auto Trader Group PLC (b)	275,795	2,126,246
BAE Systems PLC	964,309	9,063,295
Big Yellow Group PLC	51,723	897,583
British American Tobacco PLC (United Kingdom)	143,991	5,642,093
BT Group PLC	825,931	1,627,415
Bunzl PLC	87,921	3,288,126
Centrica PLC (a)	1,766,544	1,886,688
Dechra Pharmaceuticals PLC	32,412	1,454,124
Diageo PLC	540,015	25,581,516
Drax Group PLC	122,851	1,173,674
Future PLC	33,953	755,841
GSK PLC	259,073	5,443,178
Haleon PLC (a)	323,843	1,150,789
Halma PLC	107,744	3,016,533
IG Group Holdings PLC	116,989	1,134,055
Inchcape PLC	115,370	1,180,882
Indivior PLC (a)	210,055	821,646
Investec PLC	208,154	1,125,242
JD Sports Fashion PLC	740,386	1,168,077
Lloyds Banking Group PLC	21,243,010	11,761,372
Londonmetric Properity PLC	285,068	869,278
NatWest Group PLC	1,581,342	4,802,942
Rightmove PLC	261,825	2,046,890
Safestore Holdings PLC	63,045	875,249
Segro PLC	359,575	4,794,900
Shell PLC (London)	695,012	18,540,369
Spirax-Sarco Engineering PLC	22,013	3,199,467
Standard Chartered PLC (United Kingdom)	740,346	5,102,977
Tritax Big Box REIT PLC	548,299	1,316,741
TOTAL UNITED KINGDOM		121,847,188
TOTAL COMMON STOCKS (Cost $986,171,596)		932,792,676

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $397,598)	400,000	394,497

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f) (Cost $2,532,805)	2,532,298	2,532,805

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $989,101,999)	935,719,978
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,784,538
NET ASSETS - 100.0%	938,504,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	57	Sep 2022	5,563,485	345,821	345,821

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,081,242 or 0.3% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $394,497.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	8,855,470	433,192,766	439,515,431	9,726	-	-	2,532,805	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	38,412,348	38,412,348	38,490	-	-	-	0.0%
Total	8,855,470	471,605,114	477,927,779	48,216	-	-	2,532,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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